Employee Stock Options - Summary of Stock Options Outstanding and Exercisable (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Outstanding	792,534	703,034	115,750	110,750
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 3 months 18 days	8 years 9 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days
Options Outstanding, Exercise Price	$ 170.40	$ 178.80	$ 1,800.00
Number of Options Exercisable	294,003	117,404	106,570
Options Exercisable, Exercise Price	$ 185.40	$ 231.60	$ 1,920.00
Intrinsic Value		$ 0	$ 0